Related party balances and transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2023 MXN ($)
Related party balances and transactions
Advance payment for constructions to related parties	$ 2,491	$ 20,276	$ 44,842	$ 43,673
Short-term accounts payable	25,863	350,076	465,571	452,933
Long term accounts payable	$ 9,663	$ 220,500	173,950
Interest rate basis		TIIE 28
Spread on interest rate basis		0.60%
VCD Construccion y Desarrollo, S.A.P.I. de C.V.
Related party balances and transactions
Advance payment for constructions to related parties		$ 2,952	3,331	2,899
Short-term accounts payable		2,895	7,781	2,767
MVD 1994 Real State Construction. S.R.L. DE c.v.
Related party balances and transactions
Advance payment for constructions to related parties		16,136	12,500	11,466
Short-term accounts payable		4,246	23,724	8,140
VCD Inmobiliaria y Construccin, S. A. P. I. de C.V.
Related party balances and transactions
Advance payment for constructions to related parties		1,188	921	29,308
Short-term accounts payable		5,740	1,071	819
Cobra Soluciones y Movilidad, S.A. de C.V.
Related party balances and transactions
Advance payment for constructions to related parties			28,090
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. "SETA"
Related party balances and transactions
Short-term accounts payable		183,539	179,461	186,971
Operadora Nacional Hispana, S.A. de C.V.
Related party balances and transactions
Short-term accounts payable		2,942	4,207	5,906
GGA Capital, S.A.P.I. de C.V. | Short term loans, OMA VYNMSA Aeroindustrial Park S.A. de C.V
Related party balances and transactions
Short-term accounts payable		$ 149,695	$ 247,893	$ 247,695
Interest rate basis	91-day TIIE rate
Spread on interest rate basis	3.20%		3.20%
Interest rate (as a percent)	10.44%	10.6327%	10.44%	15.725%
GGA Capital, S.A.P.I. de C.V. | Long term loans, OMA VYNMSA Aeroindustrial Park S.A. de C.V
Related party balances and transactions
Long term accounts payable		$ 220,500	$ 173,950
Interest rate basis	91-day TIIE rate
Spread on interest rate basis	3.20%		3.20%
Interest rate (as a percent)	10.44%		10.44%
Grupo Hotelero Santa Fe, S. A. de C. V.
Related party balances and transactions
Short-term accounts payable		$ 1,019	$ 842	$ 635
VINCI Airports
Related party balances and transactions
Short-term accounts payable			322
VINCI Mobility
Related party balances and transactions
Short-term accounts payable			$ 270